LEASE (Details) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2015	Dec. 31, 2015
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016		$ 10,126
2017		10,110
2018		8,986
Total minimum lease payments		29,222
Less: Amount representing interest		2,782
Present value of net minimum lease payments		26,440
Current portion		8,712
Non-current portion		17,728
YCSM | Machinery and equipment
LEASE
Term of the capital lease	3 years
Carrying amount of the capital lease		28,332
Capital lease payable		27,332
YCSM | Machinery and equipment | Other payables
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Capital lease payable		9,496
YCSM | Machinery and equipment | Other non-current liabilities
LEASE
Capital lease payable		$ 17,836